As filed with the Securities and Exchange Commission on July 18, 2011
File No. 33-67538
File No. 811-07974

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Post-Effective Amendment No. 24
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940
Amendment No. 44

Farm Bureau Life Annuity Account
(Exact Name of Registrant)

Farm Bureau Life Insurance Company
(Name of Depositor)

5400 University Avenue
West Des Moines, Iowa 50266
1-515-225-5400
(Address and Telephone Number of Principal Executive Office)

David A. McNeill, Esquire
5400 University Avenue
West Des Moines, Iowa 50266
(Name and Address of Agent for Service of Process)

Copy to:
Thomas E. Bisset, Esquire
Sutherland Asbill & Brennan LLP
1275 Pennsylvania Avenue, N.W.
Washington, D.C. 20004-2415

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.
It is proposed that this filing will become effective (check appropriate box):
☑   immediately upon filing pursuant to paragraph (b) of Rule 485;
☐   on                      pursuant to paragraph (b) of Rule 485;
☐   days after filing pursuant to paragraph (a) of Rule 485;
☐    on                      pursuant to paragraph (a) of Rule 485.
Securities being offered: Flexible Premium Deferred Variable Annuity Contracts

FARM BUREAU LIFE INSURANCE COMPANY

Farm Bureau Life Annuity Account
Supplement Dated July 18, 2011
to the
Prospectus For
Individual Flexible Premium Deferred Variable Annuity Contract
(Dated May 1, 2011)

This Supplement amends certain information contained in your variable annuity contract (“Contract”) prospectus. Please read this Supplement carefully and retain it with your Contract prospectus for future reference.

As described in your prospectus, on July 15, 2011, each portfolio of the EquiTrust Variable Insurance Series Fund (the “EquiTrust Fund”) merged into a comparable Federated Insurance Series fund with similar investment objectives, as follows:

EquiTrust Fund Portfolio	Federated Insurance Series Fund
Blue Chip Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

High Grade Bond Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Managed Portfolio—Service Class	Federated Capital Income Fund II

Money Market Portfolio—Service Class	Federated Prime Money Fund II

Strategic Yield Portfolio—Service Class	Federated Quality Bond Fund II—Primary Shares

Value Growth Portfolio—Service Class	Federated Capital Appreciation Fund II—Primary Shares

At that time, (i) all of the assets of each EquiTrust Fund Portfolio were transferred to the comparable Federated Insurance Series fund in return for shares of that Federated Insurance Series fund, (ii) the subdivision of the Account (the “Subaccount”) that had invested in an EquiTrust Fund Portfolio became invested in the comparable Federated Insurance Series fund, and (iii) the EquiTrust Fund Portfolio ceased to exist. Any Accumulated Value in a Subaccount invested in an EquiTrust Fund Portfolio at the time of the merger became invested in the comparable Federated Insurance Series fund.

* * * * *

This Supplement amends your prospectus by deleting all references in your prospectus to EquiTrust Fund Portfolios. This Supplement further amends the following disclosures in your Prospectus regarding the EquiTrust Fund Portfolios.

1.  On the cover page of your prospectus, the reference to Investment Options in the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series (1)

Federated Capital Appreciation Fund II—Primary Shares (2)

Federated Quality Bond Fund II—Primary Shares (3)

Federated Capital Income Fund II (4)

Federated Prime Money Fund II (5)

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

FBVA02

2.  On pages 5-6 of your prospectus, the table of Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets) is replaced with the following:

Annual Investment Option Operating Expenses (expenses
that are deducted from Investment Option assets) (1)

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.90%

Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement (2)	0.10%	1.90%

(1)	For certain Investment Options, certain expenses were reimbursed or fees waived during 2010. It is anticipated that these voluntary expense reimbursement and fee waiver arrangements will continue past the current year, although they may be terminated at any time. After taking into account these arrangements and any contractual expense reimbursement and fee arrangements, total annual Investment Option operating expenses would have been:

	Minimum	Maximum
Total Annual Investment Option Operating Expenses (expenses that are deducted from Investment Option assets, including management fees, distribution and/or service (12b-1) fees and other expenses)	0.10%	1.34%

(2)	The “Total Annual Investment Option Operating Expenses After Contractual Fee Waiver or Reimbursement” line in the above table shows the range of minimum and maximum fees and expenses based on the expenses of all Investment Options after taking into account contractual fee waiver or expense reimbursement arrangements in place. Those contractual arrangements are designed to reduce total annual portfolio operating expenses for Owners and will continue until at least April 30, 2012.

3.  On pages 6-7 of your prospectus, the Examples are replaced with the following:

Examples

The examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Owner transaction expenses, the annual administrative charge, mortality and expense risk fees, and Investment Option fees and expenses.

Each example assumes that you invest $10,000 in the Contract for the time periods indicated and that your investment has a 5% return each year.

Example 1
The first example immediately below assumes the maximum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses table. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$881	$1,389	$1,908	$3,576

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$789	$1,294	$1,180	$3,576

FBVA02

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$331	$1,010	$1,712	$3,576

Example 2
The second example immediately below assumes the minimum fees and expenses of any of the Investment Options as set forth in the Total Annual Investment Option Operating Expenses tables. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1. If you surrender your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$712	$869	$1,023	$1,768

2. If you annuitize at the end of the applicable time period and elect fixed annuity payment option 2 or 4 with a one-year annuity payment period (1):

1 Year	3 Years	5 Years	10 Years
$618	$769	$915	$1,768

3. If you do not surrender your Contract or you annuitize at the end of the applicable time period and elect fixed annuity payment options 1, 3, 5, 6 or 7, or a variable annuity payment option:

1 Year	3 Years	5 Years	10 Years
$151	$468	$808	$1,768

4.  On page 11 of your prospectus, the first sentence under “Investment Options” is revised to read as follows:

There are currently 37 Subaccounts available under the Account, each of which invests exclusively in shares of a single corresponding Investment Option.

5.  On pages 13 and 14 of your prospectus, the presentation of “Portfolio” and “Investment Objective(s) and Principal Investments” for the EquiTrust Variable Insurance Series Fund is replaced with the following:

Federated Insurance Series. (1)  Federated Equity Management Company of Pennsylvania is the investment adviser to Federated Capital Appreciation Fund II and Federated Capital Income Fund II; Federated Investment Management Company is the investment adviser for Federated Prime Money Fund II and Federated Quality Bond Fund II, and the subadviser for Federated Capital Income Fund II.

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Appreciation Fund II (2)	This Fund pursues its investment objective by investing primarily in common stock of domestic companies with large and medium market capitalizations that the adviser believes offer superior growth prospects or of companies whose stock, the adviser believes, is undervalued. The Fund may also invest in common stocks of foreign issuers (including American Depositary Receipts), and may also invest in convertible securities and preferred stocks of these domestic and foreign companies.

FBVA02

Portfolio	Investment Objective(s) and Principal Investments
Federated Capital Income Fund II (3)	The Fund’s investment objective is to achieve high current income and moderate capital appreciation. The Fund pursues its investment objective by investing in both equity and fixed-income securities that have high income potential—e.g., investment-grade debt issues, domestic noninvestment-grade debt securities (also known as “junk bonds” or “high-yield bonds”) and foreign investment-grade and noninvestment-grade fixed-income securities, including emerging market debt securities. To increase or decrease its exposure to foreign interest rate and/or currency markets, the Fund may buy or sell foreign currencies in lieu of or in addition to non-dollar denominated fixed-income securities.

Federated Prime Money Fund II (4)	This money market mutual fund seeks to provide current income consistent with stability of principal and liquidity by investing primarily in a portfolio of short-term, high-quality, fixed-income securities. An investment in the Prime Money Subaccount is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. There can be no assurance that the Prime Money Fund II will be able to maintain a stable net asset value of $1.00 per share. During extended periods of low interest rates, the yield of a money market subaccount may also become extremely low and possibly negative.

Federated Quality Bond Fund II (5)	This Fund seeks to provide current income by investing in a diversified portfolio of investment-grade, fixed-income securities.

(1)	On July 15, 2011, pursuant to shareholder approval, the portfolios of the EquiTrust Variable Insurance Series Fund merged into comparable Federated Insurance Series funds.

(2)	On July 15, 2011, pursuant to shareholder approval, the Blue Chip Portfolio and the Value Growth Portfolio of the EquiTrust Variable Insurance Series Fund each merged into Federated Capital Appreciation Fund II.

(3)	On July 15, 2011, pursuant to shareholder approval, the Managed Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Capital Income Fund II.

(4)	On July 15, 2011, pursuant to shareholder approval, the Money Market Portfolio of the EquiTrust Variable Insurance Series Fund merged into the Federated Prime Money Fund II.

(5)	On July 15, 2011, pursuant to shareholder approval, the High Grade Bond Portfolio and the Strategic Yield Portfolio of the EquiTrust Variable Insurance Series Fund each merged into the Federated Quality Bond Fund II.

6.  On page 32 of your prospectus, the second paragraph under “Payments” is replaced with the following:

If, under SEC rules, the Prime Money Portfolio suspends payments of redemption proceeds in connection with a liquidation of the Portfolio, We will delay payment of any transfer, partial withdrawal, surrender, Policy Loan or death proceeds from the Prime Money Subaccount until the Portfolio is liquidated.

* * * * *

If you have any questions regarding this Supplement or if you wish to receive prospectuses for the Federated Insurance Series funds or other Investment Options available under the Contract, please contact your registered representative or our Home Office toll free at 800-247-4170.

FBVA02

This registration statement incorporates herein by reference the prospectus dated May 1, 2011, and the statement of additional information dated May 1, 2011, included in Post-Effective Amendment No. 23 to the registration statement on Form N-4 (File Nos. 33-67538 and 811-07974) filed on April 29, 2011, pursuant to paragraph (b) of Rule 485.

PART C
OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	(1)	All Financial Statements are included in either the Prospectus or the Statement of Additional Information, as indicated therein.
(2)	Financial Statement Schedules.(13)

Schedule I—Summary of Investments

Schedule III—Supplementary Insurance Information Schedule IV—Reinsurance

All other schedules for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission are not required under the related instructions or are inapplicable and therefore have been omitted.
All required financial statements are included in Part B.
(b)	Exhibits
(1)	Certified resolution of the board of directors of Farm Bureau Life Insurance Company (the “Company”) establishing Farm Bureau Life Annuity Account (the “Account”).(3)

(2)	Not Applicable.

(3)	(a) Underwriting Agreement.(11)
(b)	Paying Agent Agreement.(7)
(4)	(a) Contract Form.(1)
(b)	Variable Settlement Agreement.(5)

(c)	Incremental Death Benefit Rider.(6)
(5)	Contract Application.(2)

(6)	(a) Articles of Incorporation of the Company.(3)
(b)	By-Laws of the Company.(3)
(7)	Not Applicable.

(8)	(a) Amended and Restated Participation agreement relating to EquiTrust Variable Insurance Series Fund.(10)
(a)(1) Administrative Services Agreement.(13)
(b) Amended and Restated Participation Agreement relating to Fidelity Variable Insurance Products Funds.(11)
(b)(1) Amended and Restated Service Contract.(13)
(b)(2) Service Agreement.(13)
(c) Participation agreement relating to T. Rowe Price Equity Series, Inc. and T. Rowe Price International Series, Inc.(4)
(c)(1) Amended Schedule to Participation Agreement.(8)
(c)(2) Amended Schedule to Participation Agreement.(11)

(d) Participation Agreement relating to American Century Funds.(8)
(d)(1) Amendment to Shareholder Services Agreement.(9)

(d)(2) Amendment to Participation Agreement.(11)
(d)(3) Amendment to Shareholder Services Agreement.(11)
(d)(4) Novation Agreement relating to American Century Investment Services, Inc. (12)
(e) Participation Agreement and Administrative Services Agreement relating to Dreyfus Variable Investment Fund and Dreyfus Socially Responsible Growth Fund.(8)
(e)(1) Amended Schedule to Participation Agreement and Distribution Agreement.(9)
(e)(2) Supplemental Agreement (Rule 22c-2).(10)
(e)(3) Amendment to Administrative Services Agreement.(11)
(e)(4) Amendment to Participation Agreement.(11)
(f) Participation Agreement relating to Franklin Templeton Funds.(8)
(f)(1) Amendment to Participation Agreement.(11)
(f)(2) Amendment to Participation Agreement.(9)
(f)(3) Amendment to Participation Agreement.(11)
(f)(4) Amendment to Participation Agreement.(11)
(g) Participation Agreement relating to JP Morgan Series Trust II.(8)
(g)(1) Amendment to Participation Agreement (Rule 22c-2).(10)
(g)(2) Amendment to Participation Agreement. (12)
(g)(3) Amendment to Supplemental Payment Agreement. (12)
(h) Participation Agreement relating to Summit Pinnacle Series.(8)
(h)(1) Amendment to Participation Agreement.(11)
(h)(2) Rule 12b-1 Agreement.(11)
(h)(3) Amendment to Administrative Services Agreement.(11)
(i)(1) T. Rowe Price Shareholder Information Agreement (Rule 22c-2).(10)
(i)(2) American Century Shareholder Information Agreement (Rule 22c-2).(10)
(i)(3) Fidelity Shareholder Information Agreement (Rule 22c-2).(10)
(i)(4) Franklin Shareholder Information Agreement (Rule 22c-2).(10)
(i)(5) Summit Shareholder Information Agreement (Rule 22c-2).(10)
(9)	Opinion and Consent of David A. McNeill, Esquire.(13)

(10)	(a) Consent of Sutherland Asbill & Brennan LLP. (13)

(b)	Consent of Ernst & Young LLP.(14)

(c)	Opinion and Consent of Christopher G. Daniels, FSA, MAAA, Life Product Development and Pricing Vice President.(14)

(11)	Not Applicable.

(12)	Not Applicable.

(13)	Not Applicable.

(14)	Powers of Attorney.(13)

(1)	Incorporated herein by reference to Exhibit (4)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(2)	Incorporated herein by reference to Exhibit (5)(b) in Post-Effective Amendment No. 4 to this Registration Statement (File No. 33-67538) filed on May 1, 1997.

(3)	Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on May 1, 1998.

(4)	Incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 1999.

(5)	Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on February 23, 2000.

(6)	Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on February 23, 2001.

(7)	Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 26, 2001.

(8)	Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on September 27, 2001.

(9)	Incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 29, 2005.

(10)	Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 2007.

(11)	Incorporated herein by reference to Post-Effective Amendment No. 19 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 30, 2008.

(12)	Incorporated herein by reference to Post-Effective Amendment No. 22 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 28, 2010.

(13)	Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement on Form N-4 (File No. 33-67538) filed with the Securities and Exchange Commission on April 29, 2011.

(14)	Filed herein.

Item 25. Directors and Officers of the Company

Name and
Principal Business Address*	Positions and Offices
Eric K. Aasmundstad	Director
Steven L. Baccus	Director
William C. Bruins	Director
Don Shawcroft	Director
Doug Gronau	Director
Bob Hanson	Director
Perry E. Livingston	Director
Joe Heinrich	Director
Charles E. Norris	Director
Keith R. Olsen	Director
Kevin D. Paap	Director
Frank S. Priestley	Director
Kevin G. Rogers	Director
Calvin Rozenboom	Director
Michael J. Spradling	Director
Philip J. Sundblad	Director
Scott E. VanderWal	Director
Michael S. White	Director
Craig A. Lang	President and Director

Name and
Principal Business Address*	Positions and Offices
Leland J. Hogan	Vice President and Director
James E. Hohmann	Chief Executive Officer
Dennis J. Presnall	Senior Vice President and Secretary
Richard J. Kypta	Executive Vice President—Farm Bureau Life
James P. Brannen	Chief Financial Officer and Chief Administrative Officer, Treasurer
Thomas L. May	Vice President—EquiTrust
David T. Sebastian	Vice President—Strategy and Business Development
Donald J. Seibel	Vice President—Finance
Lori Geadelmann	Vice President—Assistant General Counsel, Assistant Secretary and Corporate Compliance Officer
Paul Grinvalds	Life New Business Vice President
Charles T. Happel	Executive Vice President—Chief Investment Officer
David A. McNeill	Vice President—General Counsel and Assistant Secretary
Lori K. Strottman	Vice President—Human Resources
Michael Mock	Vice President—Assistant General Counsel
Scott S. Shuck	Vice President—Marketing Services
Robert A. Simons	Vice President—Assistant General Counsel—Securities and Assistant Secretary
Cyrus S. Winters	Vice President—Sales
Tony Aldridge	Accounting Vice President
Rod Babbit	Regional Vice President
Laura Kellen Beebe	Securities Vice President
Christopher G. Daniels	Life Product Development and Pricing Vice President
Nancy Doll	Marketing Communications Vice President
Rich Duryea	Regional Vice President
Carolyn Eddy Langenwalter	Illustration Actuary
Gary D. Harms	Agency Administration Vice President
Doug Higgins	Securities Vice President
Steven M. Knutzen	Life Sales Support Vice President
Danielle Kuhn	Accounting Vice President
Ronnie G. Lee	Regional Vice President
Kevin Slawin	Executive Vice President—Marketing & Distribution
Daniel Koster	Marketing Research and Analysis Vice President
Todd Jaramillo	Agency Recruiting Vice President
Russell J. Wiltgen	Chief Actuary

Name and
Principal Business Address*	Positions and Offices
Brian Mamola	Corporate Actuarial Vice President—Appointed Actuary
Ron Mead	Regional Vice President
Jackie Marino	Life Underwriting Vice President Governance and Chief Underwriter
David Merlo	Customer Marketing and Integration Vice President
John F. Mottet	Regional Vice President
Richard Murdock	Regional Vice President
Kenneth G. (Kip) Peters	Technical Services Vice President
Larry Riley	Regional Vice President
Robert J. Rummelhart	Investment Vice President
Herman Riva	Securities Vice President
Kristi Rojohn	Compliance Vice President
Janice K. Sewright	Vice President—Accounting
Douglas V. Shelton	Vice President—Corporate Planning
Christopher T. Shryack	Vice President—Life Marketing
Steve Stahly	Tax Vice President
Roger PJ Soener	Investment Vice President, Real Estate
Kurt G. Larsen	Facilities Development Vice President

*	The principal business address of all persons listed, unless otherwise indicated, is 5400 University Avenue, West Des Moines, Iowa 50266.
Item 26. Persons Controlled By Or Under Common Control With The Depositor Or Registrant
The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company’s outstanding voting common stock is owned by FBL Financial Group, Inc. This Company and its affiliates are described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by FBL Financial Group, Inc., may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth on the following diagram.
SEE ORGANIZATION CHART ON FOLLOWING PAGE

FBL-FINANCIAL GROUP, INC.
Ownership Chart
03/31/2011

Item 27. Number of Contract Owners
As of July 13, 2011, there were 4,508 Qualified Contract Owners and 1,490 Non-Qualified Contract Owners.
Item 28. Indemnification
Article XII of the Company’s By-Laws provides for the indemnification by the Company of any person who is a party or who is threatened to be made a party to any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative (other than an action by or in the right of the Company) by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee, or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorneys’ fees), judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. Article XII also provides for the indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the Company to procure a judgment in its favor by reason of the fact that he is or was a director or officer of the Company, or is or was serving at the request of the Company as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or another enterprise against expenses (including attorneys’ fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Company, except that no indemnification will be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Company unless and only to the extent that the court in which such action or suit was brought determines upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 29. Principal Underwriter
(a) EquiTrust Marketing Services, LLC is the registrant’s principal underwriter and also serves as the principal underwriter to Farm Bureau Life Variable Account, and the separate accounts of EquiTrust Life Insurance Company, an affiliate of the Company, including EquiTrust Life Annuity Account, EquiTrust Life Annuity Account II, EquiTrust Life Variable Account and EquiTrust Life Variable Account II.

(b) Officers and Managers of EquiTrust Marketing Services, LLC

Name and
Principal Business Address*	Positions and Offices
Chris Shryack	President and Manager
James E. Hohmann	Chief Executive Officer
James P. Brannen	Chief Financial Officer, Treasurer and Manager
Richard J. Kypta	Executive Vice President
Russell Wiltgen	Chief Actuary
Kevin R. Slawin	Executive Vice President, Marketing and Distribution
David A. McNeill	General Counsel
Charles T. Happel	Executive Vice President—Chief Investment Officer
Lori Geadelmann	Corporate Compliance Officer, Vice President — Assistant General Counsel and Manager
Kristi Rojohn	Compliance Vice President and Secretary and Manager
Deborah K. Peters	Chief Compliance Officer, Broker/Dealer Compliance Vice President
Jennifer Morgan	Assistant Secretary
Erika Horstmann	Assistant Secretary
Sara Tamisiea	Assistant Secretary
Jodi Winslow	Assistant Secretary

*	The principal business address of all of the persons listed above is 5400 University Avenue, West Des Moines, Iowa 50266.
(c)	Give the following information about all commissions and other compensation received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant’s last fiscal year:

	Net Underwriting
Name of Principal	Discounts and	Compensation on	Brokerage
Underwriter	Commissions	Redemption	Commissions	Compensation*
EquiTrust Marketing Services, Inc.	$1,828,524	NA	NA	$91,425

*	Registered representative fees.

Item 30. Location of Books and Records
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by the Company at 5400 University Avenue, West Des Moines, Iowa 50266.
Item 31. Management Services
All management contracts are discussed in Part A or Part B of this registration statement.
Item 32. Undertakings and Representations
(a) The Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for as long as purchase payments under the contracts offered herein are being accepted.
(b) The Registrant undertakes that it will include as part of any application to purchase a Contract offered by the prospectus, either: (i) as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a statement of additional information; or (ii) a post card or similar written communication, affixed to or included in the prospectus that the applicant can remove and send to the Company for a statement of additional information.
(c) The Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request to the Company at the address or phone number listed in the prospectus.
(d) The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.
(e) Farm Bureau Life Insurance Company (the “Company”) represents that the aggregate charges under the Contracts are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Farm Bureau Life Annuity Account certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the City of West Des Moines, State of Iowa, on the 18th day of July, 2011.

FARM BUREAU LIFE ANNUITY ACCOUNT
(Registrant)

By:	/s/ Craig A. Lang

Craig A. Lang
President

By: Farm Bureau Life Insurance Company (Depositor)

By:	/s/ Craig A. Lang

Craig A. Lang
President, Farm Bureau Life Insurance Company
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the dates set forth below.

Signature	Title	Date

/s/ Craig A. Lang	President and Director	July 18, 2011

Craig A. Lang	[Principal Executive Officer]

/s/ James P. Brannen	Chief Financial Officer	July 18, 2011

James P. Brannen	and Chief Administrative
Officer, Treasurer
[Principal Financial and
Accounting Officer]

*	Director	July 18, 2011

Eric K. Aasmundstad

*	Director	July 18, 2011

Steven L. Baccus

*	Director	July 18, 2011

William C. Bruins

*	Director	July 18, 2011

Doug Gronau

*	Vice President and Director	July 18, 2011

Leland J. Hogan

Signature	Title	Date

*	Director	July 18, 2011

Bob Hanson

*	Director	July 18, 2011

Perry E. Livingston

*	Director	July 18, 2011

Joe Heinrich

*	Director	July 18, 2011

Charles E. Norris

*	Director	July 18, 2011

Keith R. Olsen

*	Director	July 18, 2011

Kevin D. Paap

*	Director	July 18, 2011

Frank S. Priestley

*	Director	July 18, 2011

Kevin G. Rogers

*	Director	July 18, 2011

Calvin Rozenboom

*	Director	July 18, 2011

Michael J. Spradling

*	Director	July 18, 2011

Philip J. Sundblad

*	Director	July 18, 2011

Scott E. VanderWal

*	Director	July 18, 2011

Michael S. White

*By:	/s/ David A. McNeill

David A. McNeill
Attorney-In-Fact,
Pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Description

(10)(b)	Consent of Ernst & Young LLP.

(10)(c)	Consent of Christopher G. Daniels, FSA, MAAA, Consulting Actuary.